SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 31, 2013	Jan. 02, 2014 Subsequent event Innoveo	Dec. 31, 2013 Subsequent event Innoveo	May 17, 2013 Subsequent event ADS	May 20, 2013 Subsequent event ADS Buyer Consortium	Dec. 31, 2013 Subsequent event Merger Agreement Minimum	Oct. 17, 2013 Subsequent event Merger Agreement ADS	Oct. 17, 2013 Subsequent event Merger Agreement Common share	Dec. 27, 2013 Subsequent event Transfer Agreement ChinaSoft Disposal group related to Huawei item	Dec. 31, 2013 Subsequent event Transfer Agreement ChinaSoft Disposal group related to Huawei	Dec. 27, 2013 Subsequent event Transfer Agreement ChinaSoft Disposal group related to Huawei Future
SUBSEQUENT EVENTS
Proposed share price offered in an going private transaction					$ 7.50
Share price to be received by shareholders (in dollars per share)							$ 7.30	$ 7.30
Closing price (in dollars per share)				$ 5.26
Percentage of premium over closing price							39.00%
Percentage of premium to the volume-weighted average closing price							35.00%
Period prior to May 20,2013 for premium to the volume-weighted average closing price							30 days
Shareholder's affirmative vote for approval of merger agreement (as a percent)						67.00%
Number of parties under the agreement									2
Total consideration for transfer											$ 49,600,000
Cash received as part of consideration										3,800,000
Amount agreed to pay certain employees to motivate the completion of the transaction											2,500,000
Ownership interest acquired (as a percent)		100.00%
Total consideration		3,200,000
Total consideration estimated subject to future performance measures		2,800,000
Cash consideration paid	$ 9,004,000		$ 1,200,000